Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2013
Compensation Related Costs [Abstract]
Schedule of Personnel Expenses for Employees
Personnel expenses for employees were as follows:

	December 31,
	2011	2012	2013
Wages and salaries	318,944	353,437	136,936
Social security	42,622	47,124	16,049
Pension expenses	18,945	21,151	7,539
	380,511	421,712	160,524

Schedule of Average Number of Employees, Exclusive of Temporary Workers, by Geographic Area
The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	December 31,
	2011	2012	2013
The Netherlands	167	178	156
Other European countries	993	1,057	448
United States of America	468	594	556
Southeast Asia	15,716	15,300	5,050
Japan	181	203	181
	17,525	17,332	6,391